Organization	8 Months Ended
Nov. 22, 2011
Organization [Abstract]
Organization

NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-seven series (each, a "Fund", and collectively, the "Funds"). The twenty-seven separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF, ProShares UltraShort VIX Mid-Term Futures ETF, ProShares Managed Futures Strategy, ProShares Commodity Managed Futures Strategy and ProShares Financial Managed Futures Strategy.

Each of the following three Funds, ProShares Managed Futures Strategy, ProShares Commodity Managed Futures Strategy and ProShares Financial Managed Futures Strategy (each a "Managed Futures Fund", collectively, the "Managed Futures Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to November 22, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $200 in each of the three Managed Futures Funds. Offerings of Shares of those Managed Futures Funds have not commenced as of the date of this report. The other twenty-four Funds are not the subject of this report.

The Managed Futures Funds seek to provide investment results (before fees and expenses) that correspond to the performance of the S&P Dynamic Futures Index (the "DFI" or the "Index") or to a sub-index of the Index. The Index and its sub-indexes were developed by Standard & Poor's ("S&P") and are long/short rules-based investable indexes designed to attempt to capture the economic benefit derived from both rising and declining trends in futures prices. The Index is composed of unleveraged positions in U.S. exchange-traded futures contracts on sixteen different tangible commodities (the "Commodities Futures Contracts"), as well as futures contracts on eight different financials, such as major currencies and U.S. Treasury securities (the "Financials Futures Contracts" and together with the Commodities, the "Index Components"). The Commodities Futures Contracts and Financials Futures Contracts each comprise separate sub-indexes of the Index: the S&P Dynamic Commodities Futures Index (the "DCFI") and the S&P Dynamic Financial Futures Index (the "DFFI"), respectively (each a "Sub-Index" and collectively, the "Sub-Indexes").